Leases - Maturity of Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	$ 521	$ 427
Present Value of Payments	382	345
Less: amounts representing finance charges	(139)	(82)
Minimum Undiscounted Operating Lease Payments due	382	345
Minimum present value of operating lease payments due	382	345
Current	32	75
Non-current	350	270
Total	382	345
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	44	92
Present Value of Payments	32	75
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	194	184
Present Value of Payments	128	146
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	283	151
Present Value of Payments	$ 222	$ 124